Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on income - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Interests and adjustments	$ 8,166	$ 9,531
Extraordinary charge-offs	17,705	15,325
Assets received in lieu of payment	1,425	1,214
Exchange rate adjustments	89
Property, plant and equipment valuation		6,381
Allowance for loan losses	238,670	188,956
Provision for expenses	101,321	89,098
Leased assets	89,458	116,226
Subsidiaries tax losses	7,394	5,416
Right of use assets	428	249
Total deferred tax assets	464,656	432,396
Deferred tax liabilities
Valuation of investments	(19,967)	(17,518)
Depreciation	(7,394)
Prepaid expenses	(16,691)	(20,347)
Valuation provision	(5,775)	(6,058)
Derivatives	(37,265)	(36,512)
Exchange rate adjustments		(2,817)
Other	(30)	(75)
Total deferred tax liabilities	$ (87,122)	$ (83,327)